PIMCO Investment Grade Corporate Bond Exchange-Traded Fund Annual Fund Operating Expenses - PIMCO Investment Grade Corporate Bond Exchange-Traded Fund - PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Expenses (as a percentage of Assets)	0.38%

[1]	“Other Expenses” include interest expense of 0.18%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.20%.